Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

Note 20. Subsequent Events

        In February 2014, American Home Shield ceased efforts to deploy a new operating system that had been intended to improve customer relationship management capabilities and enhance its operations. This decision will allow us to more effectively focus our energy and resources on driving growth and serving our customers. Important factors that led to this decision include:

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  the ongoing operational costs of the new operating system are high;

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  enhancements to our existing operating system enabled it to support our needs;

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  certain planned benefits of the new operating system can be achieved through other means; and

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  we will now be able to invest our resources in areas that will allow us to focus on growing our business.

        On June 13, 2014, the Company filed an amendment to its amended and restated certificate of incorporation effecting a 2-for-3 reverse stock split of the Company's common stock. The consolidated financial statements give retroactive effect to the reverse stock split.

        The Company evaluated subsequent events through March 24, 2014, the date on which the December 31, 2013 financial statements were originally issued, and has updated such evaluation for disclosure purposes through May 9, 2014, the date on which the retrospectively revised December 31, 2013 financial statements were reissued (as to the events described in Note 3 and Note 7) and June 13, 2014, the date on which the retrospectively revised December 31, 2013 financial statements were reissued (as to the reverse stock split described in this footnote).